Stock Option Weighted-Average Grant-Date Fair Value Information and Related Valuation Assumptions, Excluding Exchanged Grants and Performance-Accelerated Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs, granted		34,000
Expected term (years)	6 years	6 years	6 years
Expected volatility	100.70%	95.30%	92.80%
Expected dividend yield	0.50%	0.50%	0.50%
Risk-free interest rate	1.10%	2.90%	2.90%
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs, granted	5,085	2,730	3,240
Fair value per options and SARs	2.34	3.19	10.48
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum share value at exercise of SARs	75.00	75.00	0.00